Financial income (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Other operating income
Interest income from financial assets measured at amortized costs	kr 5,413	kr 4,263		kr 2,048
Fair value adjustments of Other investments and Marketable securities	2,846	0		74
Exchange rate adjustments	5,518	4,705		0
Dividend, Marketable securities	878	1,020		0
Total financial income	kr 14,655	kr 9,988	[1]	kr 2,122	[1]

[1]	See note 1 to the consolidated financial statements.